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What is Democratized Prime?

Democratized Prime is Figure Market’s proprietary Dutch auction marketplace where individuals and institutions can borrow and earn from other individuals and institutions.

By lending into the pools, you can participate in exciting capital markets and earn up to 9% while you do it!

When you lend and your offer is matched, interest is paid out hourly as long as the offer remains valid.

There are multiple pools to choose from. Here is what is currently available:

Lend Cash

YLDS HELOC

If you choose this pool, you are lending YLDS against Home Equity Lines of Credit originated by Figure and its partners. To lend, you can deposit USD into your Figure Markets account, buy YLDS stablecoin, and lend into the HELOC pool.

Figure uses strict credit criteria to underwrite its loans. You can see the Credit Profile of these loans here. The borrower is required to replace any non-performing collateral. The YLDS HELOC pool has a current yield of 9% as of {today}.

YLDS CBL

If you choose this pool, you are lending YLDS against Figure Crypto Backed Loans. These are crypto-collateralized loans, with an LTV of under 85%. Some loans even carry liquidation protection to ensure that the loans remain active (and interest-bearing!) even if the crypto market drops. The YLDS HELOC pool has a current yield of 7.5% as of {today}.

USD/USDC/USDT Margin

In this pool, you are lending into a margin pool where approved investors get access to additional leverage and Figure clients can borrow assets for use outside of the exchange. Figure manages the risk of accounts who trade on margin and requires strict LTV requirements. You’re lending against the risk of the quality of the asset and not on the credit worthiness of any one borrower. The Margin pools have rates from 7.9% to 9% as of {today}

Lend Crypto

Figure lets you lend your crypto directly to ECP investors who are interested in short selling crypto. Figure has strict requirements for the LTV of these accounts and will liquidate if these LTV thresholds are breached, providing you with peace of mind. You can lend ETH, SOL, or BTC and the yields range from 1% - 2.9% as of {today}.

©2024 Figure Markets

650 California, Suite 200

San Francisco CA 94108

Investing in cryptocurrencies involves significant risks. Cryptocurrency trading is not available in NY. Please click here for risk disclosures on investing and trading in cryptocurrencies.

Figure Payments Corporation offers to self-directed investors and traders cryptocurrency brokerage services under the brand name, “Figure Markets”. It is neither licensed with the SEC or the CFTC nor is it a Member of NFA. Figure Payments Corporation’s NMLS ID number is 2033432, and is located at 100 West Liberty Street, Suite 600, Reno, NV., 89501. You can verify Figure Payments licensing status at the NMLS Consumer Access website. Click here for Figure Payment’s state license and regulatory disclosures.

Democratized Prime uses a Dutch auction method for its borrowers/lenders. There is an inherent risk due to interest rate volatility in a Dutch auction interest rates in the auction may rise rapidly. At the time of acceptance, your loan may be filled with a different or higher interest rate than offered at the time of selection. The interest rate is only fixed at the time of loan approval and not at the time of loan acceptance.

Borrowing and lending through the Democratized Prime platform involve substantial market, credit, and operational risks. The value of digital asset collateral may fluctuate sharply and without notice. Borrowers are solely responsible for monitoring and maintaining their loan-to-value (LTV) ratios. Market volatility, blockchain congestion, network outages, or banking-hour limitations may delay or prevent the ability to deposit or withdraw collateral in time to manage LTV levels, which may result in liquidation or loss of collateral.

Lenders are exposed to borrower performance and collateral recovery risk; repayment of principal and interest depends on the successful liquidation of pledged collateral. Access to deposits, withdrawals, or repayment proceeds may be delayed or restricted due to market stress or operational disruptions. Figure Markets and its affiliates do not guarantee repayment, liquidity, or asset value and are not responsible for losses or delays arising from such events.

By participating in the Democratized Prime program on Figure Markets, you acknowledge and agree to be bound by the applicable legal agreements and terms, depending on your role as a borrower or lender. More information can be found within the Democratized Prime Terms of Service,

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS Stablecoins are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), who is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity, including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the securities it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The Certificates are not an insurance company product, an equity investment, or an investment in a money market mutual fund. FCC’s qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC’s assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC’s assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing in the Stablecoin. Although the Stablecoins seeks to preserve the value of your investment at $0.01 per share, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Download a free prospectus, which contains this and other important information about our certificates Figure Certificate Company Prospectus available here. More information about YLDS and FCC can be found here

Figure Securities, Inc., Figure Certificate Company, Figure Investment Advisors LLC, Figure Payments Corporation, Figure Markets Credit LLC, Figure Markets Cayman Islands, Figure Markets Ireland Limited, and Figure Markets, Inc. are each wholly owned subsidiaries of Figure Technology Solutions, Inc. Products and services of all of these entities are offered under the Figure Markets brand. NOTE FOR INVESTORS: When applying for accounts, subscriptions, products and services, it is important that you know which company you will be dealing with. Please click here for further important information explaining what this means.

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Crypto

Democratized Prime: Explore the pools & how it works

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What is Democratized Prime?

What is Democratized Prime?

- **Lend Cash**
- **YLDS HELOC**

- **YLDS CBL**

- **USD/USDC/USDT Margin**

- **Lend Crypto**

Michelle So
VP of Digital Asset Marketplace

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© 2026 Figure Lending LLC

Figure Lending LLC dba Figure 650 S. Tryon Street, 8th Floor, Charlotte, NC 28202. (888) 819-6388. NMLS ID 1717824. For licensing information go to www.nmlsconsumeraccess.org. Equal Opportunity Lender.

For general customer support, call (888) 819-6388 Monday – Friday, 6am – 8pm PT, Saturday – Sunday, 6am – 4pm PT (excluding holidays).

Equal Housing Opportunity

Digital currency is not legal tender, is not backed by the government, and IBA accounts are not subject to FDIC or SIPC protections.

Crypto loans are offered to U.S. borrowers by Figure Lending LLC. This product is not available to U.S. residents of DC, ID, IL, KY, MD, MS, SD, TX, VT, or VA.

Crypto loans are offered through Figure Markets Credit LLC to residents of the state of New York and to international customers except in the following jurisdictions: Crimea (Ukraine), Donetsk (Ukraine), Luhansk (Ukraine), Afghanistan, Albania, Belarus, Central African Republic, Congo (the Democratic Republic), Cuba, Ethiopia, Haiti, Iran (Islamic Republic of), Iraq, Lebanon, Libya, Mali, Myanmar (Burma), Nicaragua, Nigeria, North Korea (Democratic People's Republic of), Pakistan, Palestine (State of), Russia, Somalia, South Sudan, Sudan, Syria, Ukraine, Venezuela, Yemen, or Zimbabwe.

Figure Markets Credit LLC. 650 S. Tryon Street, 8th Floor, Charlotte, NC 28202. (888) 926-6259. NMLS ID 2556810. For licensing information go to www.nmlsconsumeraccess.org. Figure Lending is not affiliated with Figure Markets Holdings, Inc., Figure Technologies, LLC or any of its subsidiaries.

Crypto Loans starts at a minimum of $5,000, subject to state and jurisdiction-specific legal limitations. Your loan amount will ultimately depend on the amount of collateral in your account and your eligibility will be determined by your state or jurisdiction of residence, credit profile, and other personal information available at the time of your application.